Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and Due from Banks	$ 21,860		$ 19,440
Federal funds sold, securities purchased under resale agreements and other short-term investments	137,313		44,367
Trading assets	57,482		77,814
Securities available for sale	235,199		222,613
Mortgages held for sale (includes $42,305 and $44,791 carried at fair value)	47,149		48,357
Loans held for sale (includes $6 and $1,176 carried at fair value)	110		1,338
Loans (includes $6,206 and $5,916 carried at fair value)	799,574		769,631
Allowance for loan losses	(17,060)		(19,372)
Net loans	782,514		750,259
Mortgage servicing rights:
Measured at fair value	11,538		12,603
Amortized	1,160		1,408
Premises and equipment, net	9,428		9,531
Goodwill	25,637		25,115
Other assets	93,578		101,022
Total assets	1,422,968	[1]	1,313,867	[1]
Liabilities
Noninterest-bearing deposits	288,207		244,003
Interest-bearing deposits	714,628		676,067
Total deposits	1,002,835		920,070
Short-term borrowings	57,175		49,091
Accrued expenses and other liabilities	76,668		77,665
Long-term debt (includes $1 and $0 carried at fair value)	127,379		125,354
Total liabilities	1,264,057	[2]	1,172,180	[2]
Wells Fargo stockholders' equity:
Preferred stock	12,883		11,431
Common stock - $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares and 5,358,522,061 shares	9,136		8,931
Additional paid-in capital	59,802		55,957
Retained earnings	77,679		64,385
Cumulative other comprehensive income	5,650		3,207
Treasury stock - 215,497,298 shares and 95,910,425 shares	(6,610)		(2,744)
Unearned ESOP shares	(986)		(926)
Total Wells Fargo stockholders' equity	157,554		140,241
Noncontrolling interests	1,357		1,446
Total equity	158,911		141,687
Total liabilities and equity	$ 1,422,968		$ 1,313,867

[1]	Our consolidated assets at December 31, 2012 and December 31, 2011, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $260 million and $321 million; Trading assets, $114 million and $293 million; Securities available for sale, $2.8 billion and $3.3 billion; Mortgages held for sale, $469 million and $444 million; Net loans, $10.6 billion and $12.0 billion; Other assets, $457 million and $1.9 billion, and Total assets, $14.6 billion and $18.2 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2012 and December 31, 2011, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 and $24 million; Accrued expenses and other liabilities, $134 million and $175 million; Long-term debt, $3.5 billion and $4.9 billion; and Total liabilities, $3.6 billion and $5.1 billion, respectively.